   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  April 18, 2017 to May 17, 2017

   Commission File Number of issuing entity:  333-190246-08

   Central Index Key Number of issuing entity:  0001618150

   JPMBB Commercial Mortgage Securities Trust 2014-C23

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-190246

   Central Index Key Number of depositor:  0001013611

   J.P. Morgan Chase Commercial Mortgage Securities Corp.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000835271

   JPMorgan Chase Bank, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000312070

   Barclays Bank PLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001567746

   Redwood Commercial Mortgage Corporation

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001576832

   MC-Five Mile Commercial Mortgage Finance LLC

   (Exact name of sponsor as specified in its charter)

    Central Index Key Number of sponsor (if applicable):  0001660492

  GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation)

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001628601

   Column Financial, Inc.

   (Exact name of sponsor as specified in its charter)

   Bianca Russo (212) 648-0946

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3939220

38-3939221

38-3939222

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑5	___	___	X	___
A‑SB	___	___	X	___
A‑S	___	___	X	___
B	___	___	X	___
C	___	___	X	___
EC	___	___	X	___
X‑A	___	___	X	___
X‑B	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 17, 2017, a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C23.

   The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

   The following table presents the loss information for the trust assets for the JPMBB Commercial Mortgage Securities Trust 2014-C23 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

   Loss Information as reported on May 17, 2017

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	0.50%	0	N/A

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2014-C23 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 18, 2017 to May 17, 2017.   The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 10, 2017. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2017. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Barclays Bank PLC  filed its most recent Rule 15Ga-1 Form ABS-15G on May 12, 2017. The CIK number for Barclays Bank PLC is 0000312070.

Redwood Commercial Mortgage Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on January 30, 2017. The CIK number for Redwood Commercial Mortgage Corporation is 0001567746.

MC-Five Mile Commercial Mortgage Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on April 20, 2017. The CIK number for MC-Five Mile Commercial Mortgage Finance LLC is 0001576832.

GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation) filed its most recent Rule 15Ga-1 Form ABS-15G on February 17, 2017. The CIK number for GE Capital US Holdings, Inc. is 0001660492.

Column Financial, Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2017. The CIK number for Column Financial, Inc. is 0001628601.

Part II - OTHER INFORMATION

Item 7.  Change in Sponsor Interest in the Securities.

None

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2014-C23, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date:	04/17/2017	$0.00
Current Distribution Date:	05/17/2017	$0.00
*REO Account Beginning and Ending Balance
Prior Distribution Date:	04/17/2017	$0.00
Current Distribution Date:	05/17/2017	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2014-C23, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date:	04/17/2017	$3,677.04
Current Distribution Date:	05/17/2017	$3,549.94
Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date:	04/17/2017	$0.00
Current Distribution Date:	05/17/2017	$0.00
Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date:	04/17/2017	$0.00
Current Distribution Date:	05/17/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)          Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C23, relating to the May 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/   Bianca Russo

Bianca Russo, Managing Director and Secretary

Date:  May 31, 2017

EXHIBIT INDEX

Exhibit Number            Description

EX 99.1                 Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C23, relating to the May 17, 2017 distribution.